Acquisitions	12 Months Ended
Dec. 31, 2015
Acquisitions

Note 3 Acquisitions

2015 Acquisitions

Purchase of the business of Privax Ltd.

On May 5, 2015, the Company completed the acquisition of all of the outstanding shares of Privax Ltd. (“Privax”), a leading global provider of desktop and mobile privacy services for consumers. The acquisition of Privax adds to the existing portfolio of security software and services available to AVG’s customer base. Supplemental pro forma information for Privax was not material to AVG’s financial results and was therefore not included. AVG incurred acquisition-related transaction costs of $1,996 that were recorded in general and administrative expenses in 2015.

The following table summarizes the fair values of the net assets acquired as of the acquisition date. The purchase price allocations for these net assets are based on preliminary valuations and are subject to change as the Company obtains additional information during the acquisition measurement period:

Cash and cash equivalents	$4,983
Trade accounts receivable, net	1,108
Property and equipment	341
Intangible assets	18,415
Other assets acquired	1,354
Deferred taxes	(5,503)
Other liabilities assumed	(6,210)
Goodwill(1)	47,138

Total purchase consideration	$61,626

(1)	The goodwill primarily represents the Company’s expectation of synergies from the integration of Privax products with the Company’s existing solutions and is allocated to the Company’s Consumer segment. The balance of goodwill is not expected to be deductible for tax purposes.

The following table reflects the estimated fair values and useful lives of the acquired intangible assets identified during our purchase accounting assessments:

	Estimated fair values	Useful lives (years)
Trademarks	$3,751	8
Developed technology	6,224	3
Customer relationships	8,440	2

Total intangible assets(2)	$18,415

The acquisition date fair value of the consideration transferred consisted of the following:

Components of consideration:
Cash consideration	$35,874
Deferred consideration(3)	8,454
Contingent consideration(4)	17,298

Total purchase consideration	$61,626

(2)	Amortization for developed technology is recognized in cost of revenue. Amortization for trademarks and customer relationships is recognized in sales and marketing.
(3)	Consists of $9 million cash held in escrow, reported on the face of the consolidated balance sheets in short-term restricted cash, and other adjustments, including final working capital true-up.
(4)	Reflects the acquisition date fair value of the following additional cash consideration to be measured and expected to be paid in the third quarter of 2016 upon the achievement of the following:

a.	Payout of $10 million upon achievement of certain product and integration milestones; and

b.	Payout of $10 million upon achievement of certain performance-based targets relating to future product sales.

Payouts for a. and b. respectively, are exclusive of one another and, as of acquisition date, were expected to be fully achieved. The contingent consideration was remeasured at December 31, 2015, including the updated expectation based on events after the acquisition. The change in fair value is recognized in the income statement and resulted in a $9.4 million gain.

Purchase of certain assets of Flayvr Media Ltd.

On October 6, 2015, the Company acquired certain assets of Flayvr Media Ltd. in an asset purchase agreement designed to consolidate its current presence in the mobile market. The acquisition is accounted for as a business combination. The total consideration of the purchase agreement consists of two components to be paid in cash: (i) consideration of approximately $3 million, and (ii) earn-out payments for an amount up to $2.4 million that is dependent on achievement of certain performance metrics, subsequent to the acquisition. Supplemental pro forma information for Flayvr Media Ltd. was not material to AVG’s financial results and was therefore not included. AVG incurred acquisition-related transaction costs of $174 that were recorded in general and administrative expenses in 2015.

The net assets acquired in the transaction were determined as follows:

Other liabilities assumed	$(28)
Intangible assets(1)	1,461
Goodwill(2)	2,443
Deferred taxes	185

Total purchase consideration	$4,061

(1)	Intangible assets consist of developed technology, which is amortized over the estimated useful life of 3 years.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Flayvr technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$2,500
Deferred purchase consideration(3)	490
Contingent consideration(4)	1,071

$4,061

(3)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
(4)	Reflects the acquisition date fair value of the following additional cash consideration to be remeasured at each reporting period and expected to be paid in the last quarter of 2016, upon the achievement of the following:

a.	Pay out of $400 upon achievement of certain integration milestones; and

b.	Pay out of $800 upon achievement of certain performance-based targets relating to future product sales.

Pay outs for a. and b. respectively, are exclusive of one another and are currently expected to be fully achieved.

At the time of acquisition, the Company also entered into employment agreements with certain employees of Flayvr Media Ltd. The employee agreements included an incentive compensation arrangement for these employees for up to a maximum of $1,100 of payments contingent upon these employees providing continued service to the Company and achieving certain technical milestones over twenty-four months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2015 the Company recorded compensation expenses of $600 which were included in research and development expenses.

2014 Acquisitions

Purchase of the business of Location Labs

On October 15, 2014, AVG Technologies USA Inc. (AVG USA) partially acquired WaveMarket, Inc., doing business as Location Labs, via a merger with a wholly owned subsidiary of AVG USA, resulting in the Company indirectly holding 99.899% of the ownership interest of the surviving entity, Location Labs Inc. The holders of Class B shares of WaveMarket, Inc. owned the remaining 0.101% interest in the surviving entity post-merger. The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. For the year ended December 31, 2015, the Company incurred acquisition-related transaction costs of $15 (2014: $4,158), which were recorded in general and administrative expenses.

Subsequent to the filing of our Annual Report on Form 20-F for the year ended December 31, 2014 filed with the Securities and Exchange Commission (the “SEC”) on April 10, 2015, it was determined that the total purchase price for the purchase of the business of Location Labs should have been $181,924, or $4,209 higher than initially concluded. While preparing the first installment payment of the contingent consideration for the acquisition, the Company noted that the cash settlement of the awards cancelled in connection with the acquisition was to be settled by an additional payment. This resulted in an increase in the total purchase price, deferred purchase consideration and, consequently, goodwill. The revised total purchase consideration comprised:

	Amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Cash consideration paid at closing of the merger	$116,221	$—	$116,221
Deferred purchase consideration(1)	14,650	4,209	18,859
Repayment of Location Labs external borrowings (current and non-current)	8,120	—	8,120
Location Labs transaction costs paid by AVG(2)	4,868	—	4,868
Contingent purchase consideration(3)	33,856	—	33,856

Total purchase consideration	$177,715	$4,209	$181,924

(1)	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, the revised consideration of $18,859 was recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained unrecognized.
(2)	Per the terms of the merger agreement, the acquisition-related expenses incurred by Location Labs were paid by the Company.
(3)	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two installments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. As of December 31, 2015, $21,352 has been paid. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.

In conjunction with the acquisition agreements, certain employees of Location Labs would receive payments of $2,850 in exchange for their cancelled awards, contingent upon these employees providing continued services to the Company. In the years ended December 31, 2014 and 2015, $268 and $1,424 were recognized as compensation expense. As of December 31, 2015, $1,158 remained unrecognized.

The fair value of acquired intangibles was determined at the acquisition date primarily using the income approach, which discounts expected future cash flows to present values. The discount rates used in the present value calculations are typically derived from a weighted-average cost of capital analysis and then adjusted to reflect the overall level of inherent risk. Upon adjustment of the total purchase consideration, the revised purchase price allocation is as follows:

	Amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Cash and cash equivalents	$10,384	$—	$10,384
Property and equipment	3,070	—	3,070
Identifiable intangible assets(4)	74,718	—	74,718
Other tangible assets acquired	8,425	—	8,425
Long-term liabilities, excluding Class B share redemption	(950)	—	(950)
Deferred taxes (net)	(22,894)	494	(22,400)
Other liabilities assumed	(3,181)	(513)	(3,694)

Total assets acquired and liabilities assumed	69,572	(19)	69,553
Class B share redemption(5)	(39,498)	—	(39,498)
Goodwill(6)	147,641	4,228	151,869

Total purchase consideration	$177,715	$4,209	$181,924

(4)	The estimated useful lives of the identifiable assets and estimated fair values are follows:

	Estimated useful live	Preliminary fair value
	(in years)
Patents	14	$268
Trademarks	10	1,666
Customer relationships	7	64,629
Technology	3	7,256
Non-compete agreement	2	899

		$74,718

(5)	In July 2014, Location Labs authorized and issued 10,000 shares of Class B common stock to certain employees of Location Labs, of which 6,000 shares were designated as Class B-1 and 4,000 shares were designated as Class B-2. Class B-1 and B-2 shares have certain put and call redemption rights upon a change of control event, including the Company’s acquisition of Location Labs in October 2014. Class B-1 shares are puttable to the Company by the shareholders for a three month period commencing on the first anniversary of the change in control for a maximum nominal value of $25,200. If the put option remains unexercised, three months after the put right expires the B-1 shares can be called by the Company for a three month period at the same redemption value as the put right. In October 2015, the Company redeemed the Class B-1 shares for $25,200. Class B-2 shares are puttable to the Company by the shareholders for a six month period commencing on January 1, 2016 for a maximum nominal value of $16,800. If the put option remains unexercised, three months after the put right expires the B-2 shares can be called by the Company for a three month period at the same redemption value as the put right. The redemption value is based upon the assumed achievement of certain financial metrics of Location Labs in 2014 and 2015. All other rights between the Class B-1 and B-2 shares were consistent. As described in Note 20, this redeemable non-controlling interest is classified outside of permanent equity.
(6)

Goodwill is calculated as the difference between the estimated fair value of the consideration transferred and the estimated fair values of the assets acquired, liabilities assumed and non-controlling interest in the acquiree. The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Location Labs software with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Pro forma effect of Location Labs acquisition

The following unaudited pro forma financial information presents the Company’s combined results with Location Labs as if the acquisition had occurred at the beginning of 2013. No effect has been given to cost reductions or synergies in this presentation. In management’s opinion, the unaudited pro forma combined net revenue and net income are not necessarily indicative of the actual results that would have occurred had the acquisition been consummated at the beginning of 2013, nor are they necessarily indicative of the future results of the combined companies.

	Year ended December 31,
	2013	2014
Pro forma net revenue	$434,470	$401,376

Pro forma net income	$50,935	$6,347

The amounts of net revenue and net income of Location Labs included in the Company’s consolidated statement of comprehensive income from the acquisition date to December 31, 2014 were $9,404 and $577, respectively.

Employee share-based compensation costs recognized by Location Labs of $39,565 are included in the supplemental pro forma net income for the year ended December 31, 2014, which related to equity awards granted in anticipation of an acquisition and are non-recurring. There is no other material, non-recurring pro forma adjustment included in pro forma revenue and net income.

	Year ended December 31,
	2013	2014
Historical net income of Location Labs prior to merger	$3,610	$(46,019)
Eliminate historical amortization of capitalized software	2,712	3,614
Amortization on intangible assets acquired(1)	(12,287)	(9,727)
Acquisition related costs(2)	(9,026)	9,026

Net adjustment to operating income	(18,601)	2,913

Eliminate historical Location Labs interest expense(3)	1,010	752
Interest expense on the new credit facility(4)	(8,253)	(6,534)
Amortization of deferred debt issuance costs related to the new credit facility(5)	(589)	(466)

Net adjustment to Other income and expense, net	(7,832)	(6,248)

Net adjustment to income tax (provision) benefit	10,044	1,267

Net adjustment to Net income	$(12,779)	$(48,087)

(1)	For the purpose of the pro forma income statements, amortization has been calculated straight-line over the estimated useful lives of the intangible assets recognized on acquisition.
(2)	The supplemental pro forma net income for the year ended December 31, 2014 was adjusted to exclude costs of the merger incurred by the acquirer and acquiree of $9,026 and included in the supplemental pro forma net income for the year ended December 31, 2013.
(3)	In accordance with the acquisition agreement, the Company fully repaid the external borrowings of Location Labs. Had the acquisition been consummated at the beginning of 2013, the external borrowings would have been repaid at the beginning of the year and there would have been no interest expense.
(4)	The interest rates used for pro forma purposes are based on the rates to be in effect upon the closing of the merger. The interest rate on the terms loans under the new credit facility is 5.75% (based on an adjusted LIBOR rate plus a margin of 4.75% with a LIBOR floor of 1.00%).
(5)	Reflects amortization expense with respect to an assumed aggregate debt issuance costs of $3,528 under the new credit facility. This expense has been calculated using the effective interest rate method.

Purchase of the business of Norman Safeground AS

In a transaction to expand its security products portfolio, especially in the SMB market, on October 31, 2014, the Company acquired 100% of the outstanding shares of Norman Safeground AS (Norman). The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Norman was not material to the Company’s financial results and was therefore not included. In 2014, the Company incurred acquisition-related transaction costs of $436 and in 2015 the Company incurred acquisition-related transaction costs of $136 which were recorded in general and administrative expenses.

The total purchase price of $16,909 consisted of cash consideration. In 2015, the Company adjusted the opening balances for deferred taxes related to the deferred revenues acquired and recorded reporting period adjustments. The allocation of purchase price of the assets acquired and liabilities assumed based on their revised fair values is as follows:

	Provisional amount recorded as of December 31, 2014	Adjustments	Revised amount recorded as of December 31, 2014
Net assets, excluding intangible assets(1)	$(2,553)	$—	$(2,553)
Intangible assets(2)	7,262	—	7,262
Deferred tax liabilities, net	(1,025)	(570)	(1,595)
Goodwill(3)	12,925	570	13,495

Total purchase consideration	$16,609	$—	$16,609

(1)	Net assets included property and equipment of $142, and net deficit of $6,104. The cash acquired in the transaction totaled $3,709.
(2)	Intangible assets included software of $25, trademarks of $572, customer relationships $5,802, and technology $863, which are amortized over their estimated useful lives of 3 to 7 years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Norman technology with the Company’s existing solutions and is allocated to the Company’s SMB segment. Goodwill is not amortized and is not deductible for tax purposes.

Purchase of the business of Winco Capital Participações LTDA

In a transaction to consolidate its current presence in the Brazilian Consumer and SMB market, on October 15, 2014, the Company acquired 100% of the shares of Winco Capital Participações LTDA., and entered into an asset purchase agreement with certain parties to purchase certain assets of Winco Tecnologia e Sistemas LTDA and Winco Sistemas LTDA. Subsequently, the Company renamed Winco Capital Participações LTDA. to “AVG Distribuidora de Tecnologias do Brasil Ltda.” (AVG Brasil).

The results of operations from the acquired business were included in the Company’s consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for AVG Brasil was not material to the Company’s financial results and therefore has not been disclosed. For the year ended December 31, 2014, the Company incurred acquisition-related transaction costs of $246, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$(47)
Intangible assets(2)	1,041
Goodwill(3)	2,211

Total purchase consideration	$3,205

(1)	Net assets included property and equipment of $33, and net deficit of $84. The cash acquired in the transaction totaled $4.
(2)	Intangible assets included a customer database of $70, a non-compete agreement of $524, and customer relationships of $447 which are being amortized over their estimated useful lives of 2 years respectively.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of Winco technology with the Company’s existing solutions and is allocated to the Company’s Consumer segment. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$1,332
Deferred purchase consideration(4)	1,873

$3,205

(4)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

2013 Acquisitions

Purchase of the business of Angle Labs

On January 28, 2013, AVG Netherlands B.V. and OpenInstall, Inc. acquired the assets and liabilities of Angle Labs, a mobile application developer based in the United States. The results of operations from the acquired Angle Labs business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for Angle Labs is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $55 and nil for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets	$50
Intangible assets(1)	3,170
Goodwill	—

Total purchase consideration	$3,220

(1)	Intangible assets included developed technology of $3,170, which is amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$2,865
Deferred purchase consideration(2)	355

$3,220

(2)	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition, the Company also entered into employment agreement with an employee of Angle Labs. The employment agreement included an incentive compensation arrangement for this employee for up to a maximum of $350 of payments contingent upon this employee providing continued service to the Company for twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the year ended December 31, 2013, the Company recorded compensation expense of $350, which was included in research and development expenses.

Purchase of the business of PrivacyChoice LLC

On May 14, 2013, AVG Netherlands B.V. acquired certain assets and liabilities from PrivacyChoice LLC (“PrivacyChoice”), a technology company based in the United States that has developed and provides privacy-related online services used by consumers and businesses. The results of operations from the acquired business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for PrivacyChoice was not material to the Company’s financial results and was therefore not included. The Company incurred acquisition-related transaction costs of $66 and nil for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Intangible assets(1)	$3,480
Goodwill(2)	360

Total purchase consideration	$3,840

(1)	Intangible assets included developed technology of $1,380 and a non-compete agreement of $2,100, which are amortized over their estimated useful lives of five and three years respectively.
(2)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of PrivacyChoice technology with the Company’s existing solutions. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$3,200
Deferred purchase consideration(3)	640

$3,840

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

At the time of acquisition, the Company also entered into employment agreements with certain employees of PrivacyChoice. The employee agreements included an incentive compensation arrangement for these employees for up to a maximum of $2,560 of payments contingent upon these employees providing continued service to the Company and achieving certain technical milestones within twelve months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the years ended December 31, 2013 and 2014, respectively, the Company recorded compensation expenses of $1,600 and $960, respectively, which were included in research and development expenses.

Purchase of the business of LPI Level Platforms Inc.

On June 28, 2013, AVG Netherlands B.V. and AVG Technologies Canada Inc. acquired certain assets and liabilities from LPI Level Platforms Inc. (“LPI”), a remote monitoring and management software company based in Canada. The results of operations of the acquired LPI business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for LPI is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $302 and nil, for the years ended December 31, 2013 and 2014 respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were determined as follows:

Net assets, excluding intangible assets(1)	$1,001
Intangible assets(2)	19,310
Goodwill(3)	3,513
Deferred tax liability	(406)

Total purchase consideration	$23,418

(1)	Net assets included property and equipment of $210, and net deficit of $134. The cash acquired in the transaction totaled $925.
(2)	Intangible assets included developed technology of $8,560 and customer relationships of $10,750, which are amortized over their estimated useful lives of five years.
(3)	The goodwill resulted primarily from the Company’s expectation of synergies from the integration of LPI’s technology with the Company’s existing solutions and LPI’s workforce. Goodwill is not amortized and is not deductible for tax purposes.

Components of consideration:
Cash consideration paid	$20,130
Deferred purchase consideration(3)	3,288

$23,418

(3)	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.

Purchase of the business of ASR Technologies AB

On September 2, 2013, AVG Netherlands B.V. acquired certain assets from Swedish company ASR Technologies AB, Alma Orucevic-Alagic and Amir Alagic (collectively “ASR”). The results of operations of the acquired ASR business were included in the consolidated statements of comprehensive income from the date of acquisition. Supplemental pro forma information for ASR is not material to the Company’s financial results and therefore is not included. The Company incurred acquisition-related transaction costs of $45 and nil, for the years ended December 31, 2013 and 2014, respectively, which were recorded in general and administrative expenses.

The net assets acquired in the transaction were provisionally determined as follows:

Intangible assets(1)	$2,341
Goodwill	—

Total purchase consideration	$2,341

(1)	Intangible assets included developed technology of $2,341 amortized over its estimated useful life of three years.

Components of consideration:
Cash consideration paid	$1,491
Deferred purchase consideration(2)	850

$2,341

(2)	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.

At the time of acquisition, the Company also engaged ASR to complete certain technical milestones. The acquisition agreement included an incentive compensation arrangement for ASR for up to a maximum of $459 of payments contingent upon achieving these technical milestones within nine months after the acquisition date. Such payments are accounted for as compensation expense in the periods earned. During the years ended December 31, 2013 and 2014, respectively, the Company recorded incentive compensation expenses of $204 and $255, respectively, which were included in research and development expenses.